Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Provision for Income Taxes	The provision for income taxes is as follows:

	As at December 31
	2020	2019
Deferred tax recovery	$0	$—

Summary of Provision for Income Taxes Reflects Effective Tax Rate
The provision for income taxes reflects an effective tax rate that differs from the combined federal and provincial statutory tax rate as follows:

	Year ended December 31
	2020	2019
Loss before taxes	$(771.7)	$(788.3)
Combined statutory tax rate (1)	24.0%	26.5%
Computed income tax recovery	$(185.2)	$(208.9)
Increase (decrease) resulting from:
Share-based compensation	0.5	1.2
Non-taxable foreign exchange (gain) loss	(0.3)	(0.9)
Unrecognized deferred tax asset	178.2	176.5
Adjustments related to prior years	(0.9)	(4.8)
Tax rate reductions	7.6	34.2
Other	0.1	2.7

Deferred tax recovery	$0	$—

(1)
The tax rate represents the combined federal and provincial statutory tax rates for the Company and our subsidiaries for the years ended December 31, 2020 and December 31, 2019. Effective July 1, 2020, the Alberta corporate income tax rate was reduced from 10% to 8%. This resulted in a combined statutory tax rate of 24.0% for the year.

Summary of Net Deferred Income Tax Liability
The net deferred income tax liability is comprised of the following:

	Balance January 1, 2020	Provision (Recovery) in Income	Balance December 31, 2020
Deferred tax liabilities (assets)
PP&E	$282.5	$(196.0)	$86.5
Leases	(20.0)	9.9	(10.1)
Decommissioning liability	(24.6)	8.0	(16.6)
Share-based compensation	(0.2)	(0.2)	(0.4)
Non-capital losses	(237.7)	178.3	(59.4)

Net deferred tax liability	$0	$0	$0

	Balance January 1, 2019	Provision (Recovery) in Income	Balance December 31, 2019
Deferred tax liabilities (assets)
PP&E	$525.9	$(243.4)	$282.5
Risk management	2.2	(2.2)	—
Leases	(22.7)	2.7	(20.0)
Decommissioning liability	(34.9)	10.3	(24.6)
Share-based compensation	(0.2)	—	(0.2)
Non-capital losses	(470.3)	232.6	(237.7)

Net deferred tax liability	$—	$—	$—